Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 132,278,593	$ 115,372,393	$ 55,170,904
Intangible Assets, Amortization and Impairment	(11,903,007)	(12,215,408)
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	229,944,365	202,377,094
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(97,665,772)	(87,004,701)
Easements and Water Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	17,352,892	17,736,954	12,608,950
Intangible Assets, Amortization and Impairment	(809,435)	(347,397)
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	22,553,618	22,011,401
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(5,200,726)	(4,274,447)
Service concession rights [member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	26,156,419	25,953,878
Intangible Assets, Amortization and Impairment	(1,826,042)	(4,109,453)
Service concession rights [member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	34,718,676	32,055,825
Service concession rights [member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(8,562,257)	(6,101,947)
Patents, Registered trademarks and Other Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	316,970	7,394
Intangible Assets, Amortization and Impairment	(24,200)	(5,090)
Patents, Registered trademarks and Other Rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	771,002	12,484
Patents, Registered trademarks and Other Rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(454,032)	(5,090)
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	76,162,800	60,067,635	38,254,793
Intangible Assets, Amortization and Impairment	(9,241,732)	(7,750,745)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	156,836,017	133,931,876
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	(80,673,217)	(73,864,241)
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	12,289,512	11,606,532	$ 4,307,161
Intangible Assets, Amortization and Impairment	(1,598)	(2,723)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	15,065,052	14,365,508
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (2,775,540)	$ (2,758,976)